NET LOSS PER ORDINARY SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per ordinary share

	Six months ended June 30,
	2023	2022

Net loss attributable to the Company, basic and diluted shares	$(28,073)	$(6,000)

Weighted average ordinary shares used in computing basic and dilutive net loss per share	130,087,549	110,000,000

Net loss per common share, basic	(0.00)	(0.00)